                       METLIFE VARIABLE LIFE ACCUMULATOR
                  METLIFE VARIABLE LIFE ACCUMULATOR SERIES 2
                 METLIFE VARIABLE LIFE ACCUMULATOR SERIES III
                     METLIFE VARIABLE SURVIVORSHIP LIFE II
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                     APRIL 30, 2012 PROSPECTUS SUPPLEMENT


                           ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005, as annually and periodically supplemented, for MetLife Variable Life Accumulator and MetLife Variable Life Accumulator Series 2, or April 28, 2008, as annually and periodically supplemented, for MetLife Variable Life Accumulator Series III and MetLife Variable Survivorship Life II, flexible premium variable life insurance policies issued by MetLife Insurance Company of Connecticut (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" for additional Funds that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --CLASS 2
  Templeton Foreign Securities Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason ClearBridge Variable Aggressive Growth
   Portfolio -- Class I
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I Legg Mason ClearBridge Variable Large Cap Growth
   Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable High Income
   Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Aggressive Strategy Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  Van Kampen Comstock Portfolio -- Class B

METROPOLITAN SERIES FUND

  BlackRock Aggressive Growth Portfolio -- Class D
  BlackRock Diversified Portfolio -- Class A
  BlackRock Legacy Large Cap Growth
   Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A
  FI Value Leaders Portfolio -- Class D
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation
   Portfolio -- Class B
  MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation
   Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government
   Portfolio -- Class A
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio
THE MERGER FUND VL

VANGUARD VARIABLE INSURANCE FUND

  Mid-Cap Index Portfolio
  Total Stock Market Index Portfolio


Certain Funds may have been subject to a merger. Please see "Additional Information Regarding Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES


The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2011. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2011, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                            MINIMUM   MAXIMUM
                                                                          --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)............   0.18%     3.46%


FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)




                                                DISTRIBUTION                               TOTAL    CONTRACTUAL   NET TOTAL
                                                   AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- -------------- ---------
AMERICAN FUNDS INSURANCE SERIES(R)
  -- CLASS 2
 American Funds Global Growth
   Fund.............................    0.53%       0.25%      0.02%           --          0.80%          --        0.80%
 American Funds Growth Fund.........    0.32%       0.25%      0.02%           --          0.59%          --        0.59%
 American Funds Growth-Income
   Fund.............................    0.27%       0.25%      0.01%           --          0.53%          --        0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service
   Class............................    0.56%       0.10%      0.09%           --          0.75%          --        0.75%
 Equity-Income Portfolio -- Initial
   Class+...........................    0.46%         --       0.10%           --          0.56%          --        0.56%
 High Income Portfolio -- Initial
   Class+...........................    0.57%         --       0.12%           --          0.69%          --        0.69%
 Mid Cap Portfolio -- Service
   Class 2..........................    0.56%       0.25%      0.10%           --          0.91%          --        0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
 Franklin Small-Mid Cap Growth
   Securities Fund+.................    0.50%       0.25%      0.29%         0.01%         1.05%        0.00%       1.05%
 Templeton Foreign Securities
   Fund.............................    0.64%       0.25%      0.15%         0.01%         1.05%        0.00%       1.05%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth
   Fund.............................    0.75%         --       0.10%           --          0.85%        0.02%       0.83%

                                                 DISTRIBUTION                               TOTAL    CONTRACTUAL   NET TOTAL
                                                    AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                      MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                     FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                  ---------- ------------ -------- ------------------ --------- -------------- ---------
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio................    0.64%       0.25%      0.05%           --          0.94%          --        0.94%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio
   -- Class I........................    0.75%         --       0.05%           --          0.80%        0.00%       0.80%
 Legg Mason ClearBridge Variable
   Equity Income Builder Portfolio
   -- Class II.......................    0.75%       0.25%      0.07%           --          1.07%          --        1.07%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I..............    0.75%         --       0.06%           --          0.81%        0.00%       0.81%
 Legg Mason ClearBridge Variable
   Large Cap Growth Portfolio
   -- Class I........................    0.75%         --       0.11%           --          0.86%        0.00%       0.86%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio
   -- Class I+.......................    0.65%         --       0.08%           --          0.73%        0.00%       0.73%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
 Legg Mason Western Asset
   Variable High Income
   Portfolio.........................    0.60%         --       0.08%           --          0.68%        0.00%       0.68%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate
   Portfolio -- Class A..............    0.61%         --       0.06%           --          0.67%          --        0.67%
 Invesco Small Cap Growth
   Portfolio -- Class A..............    0.85%         --       0.03%           --          0.88%        0.02%       0.86%
 Janus Forty Portfolio -- Class A....    0.63%         --       0.03%           --          0.66%        0.01%       0.65%
 Lord Abbett Bond Debenture
   Portfolio -- Class A..............    0.50%         --       0.04%           --          0.54%          --        0.54%
 MetLife Aggressive Strategy
   Portfolio -- Class B..............    0.09%       0.25%      0.01%         0.75%         1.10%        0.00%       1.10%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class A+.............    0.92%         --       0.17%           --          1.09%          --        1.09%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B..............    0.92%       0.25%      0.17%           --          1.34%          --        1.34%
 MFS(R) Research International
   Portfolio -- Class B+.............    0.68%       0.25%      0.09%           --          1.02%        0.06%       0.96%
 Morgan Stanley Mid Cap Growth
   Portfolio -- Class B+.............    0.65%       0.25%      0.07%           --          0.97%        0.01%       0.96%
 PIMCO Inflation Protected Bond
   Portfolio -- Class A..............    0.47%         --       0.04%           --          0.51%          --        0.51%
 PIMCO Total Return Portfolio --
   Class B...........................    0.48%       0.25%      0.03%           --          0.76%          --        0.76%
 Pioneer Fund Portfolio --
   Class A...........................    0.64%         --       0.05%           --          0.69%        0.01%       0.68%
 Pioneer Strategic Income Portfolio
   -- Class A........................    0.58%         --       0.06%           --          0.64%          --        0.64%

                                                DISTRIBUTION                               TOTAL    CONTRACTUAL   NET TOTAL
                                                   AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- -------------- ---------
 RCM Technology Portfolio --
   Class B+.........................    0.88%       0.25%      0.07%           --          1.20%          --        1.20%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.............    0.57%       0.25%      0.02%           --          0.84%          --        0.84%
 Third Avenue Small Cap Value
   Portfolio -- Class B.............    0.74%       0.25%      0.03%           --          1.02%        0.01%       1.01%
 Van Kampen Comstock Portfolio
   -- Class B.......................    0.58%       0.25%      0.03%           --          0.86%        0.01%       0.85%
METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth
   Portfolio -- Class D.............    0.73%       0.10%      0.04%           --          0.87%          --        0.87%
 BlackRock Diversified Portfolio --
   Class A..........................    0.46%         --       0.05%           --          0.51%          --        0.51%
 BlackRock Legacy Large Cap
   Growth Portfolio -- Class A......    0.71%         --       0.02%           --          0.73%        0.01%       0.72%
 BlackRock Money Market Portfolio
   -- Class A.......................    0.33%         --       0.02%           --          0.35%        0.01%       0.34%
 Davis Venture Value Portfolio --
   Class A..........................    0.70%         --       0.03%           --          0.73%        0.05%       0.68%
 FI Value Leaders Portfolio --
   Class D..........................    0.67%       0.10%      0.07%           --          0.84%          --        0.84%
 Jennison Growth Portfolio --
   Class A+.........................    0.62%         --       0.02%           --          0.64%        0.07%       0.57%
 MetLife Conservative Allocation
   Portfolio -- Class B.............    0.09%       0.25%      0.02%         0.53%         0.89%        0.01%       0.88%
 MetLife Conservative to Moderate
   Allocation Portfolio --
   Class B..........................    0.07%       0.25%      0.01%         0.58%         0.91%        0.00%       0.91%
 MetLife Moderate Allocation
   Portfolio -- Class B.............    0.06%       0.25%        --          0.64%         0.95%        0.00%       0.95%
 MetLife Moderate to Aggressive
   Allocation Portfolio --
   Class B..........................    0.06%       0.25%      0.01%         0.69%         1.01%        0.00%       1.01%
 MetLife Stock Index Portfolio --
   Class A..........................    0.25%         --       0.02%           --          0.27%        0.01%       0.26%
 MFS(R) Total Return Portfolio --
   Class F..........................    0.54%       0.20%      0.05%           --          0.79%          --        0.79%
 MFS(R) Value Portfolio --
   Class A..........................    0.70%         --       0.03%           --          0.73%        0.13%       0.60%
 Oppenheimer Global Equity
   Portfolio -- Class A+............    0.52%         --       0.10%           --          0.62%          --        0.62%
 Oppenheimer Global Equity
   Portfolio -- Class B+............    0.52%       0.25%      0.10%           --          0.87%          --        0.87%
 Russell 2000(R) Index Portfolio --
   Class A..........................    0.25%         --       0.06%         0.08%         0.39%        0.00%       0.39%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B.............    0.60%       0.25%      0.04%           --          0.89%        0.01%       0.88%
 T. Rowe Price Small Cap Growth
   Portfolio -- Class B.............    0.49%       0.25%      0.06%           --          0.80%          --        0.80%

                                             DISTRIBUTION                               TOTAL    CONTRACTUAL   NET TOTAL
                                                AND/OR                                 ANNUAL     FEE WAIVER    ANNUAL
                                  MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE OPERATING
FUND                                 FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES  REIMBURSEMENT  EXPENSES
----                              ---------- ------------ -------- ------------------ --------- -------------- ---------
 Western Asset Management U.S.
   Government Portfolio --
   Class A.......................    0.47%         --       0.02%           --          0.49%        0.01%       0.48%
PIONEER VARIABLE CONTRACTS TRUST
  -- CLASS II
 Pioneer Mid Cap Value VCT
   Portfolio.....................    0.65%       0.25%      0.07%           --          0.97%          --        0.97%
THE MERGER FUND VL...............    1.25%         --       2.19%         0.02%         3.46%        1.25%       2.21%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio.........    0.22%         --       0.04%           --          0.26%          --        0.26%
 Total Stock Market Index
   Portfolio.....................      --          --         --          0.18%         0.18%          --        0.18%

--------------

+   Not available under all Policies. Availability depends on Policy issue date.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Funds have agreed to waive fees and/or pay expenses of the Funds until at least April 30, 2013 (April 27, 2013 for Goldman Sachs Strategic Growth Fund). In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Fund, but the expenses of the Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Funds provided the information on their expenses, and we have not independently verified the information.

Certain Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Fund invests in other underlying portfolios, the Fund will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.


                                   THE FUNDS

                                                  INVESTMENT                          INVESTMENT
          FUNDING OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
------------------------------------ -------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
  -- CLASS 2
 American Funds Global Growth        Seeks long-term growth of capital.     Capital Research and Management
   Fund                                                                     Company
 American Funds Growth Fund          Seeks growth of capital.               Capital Research and Management
                                                                            Company
 American Funds Growth-Income        Seeks long-term growth of capital and  Capital Research and Management
   Fund                              income.                                Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.  Fidelity Management & Research
   Class                                                                    Company
                                                                            Subadviser: FMR Co., Inc.

                                                  INVESTMENT                             INVESTMENT
          FUNDING OPTION                           OBJECTIVE                         ADVISER/SUBADVISER
------------------------------------ -------------------------------------- --------------------------------------
 Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund      Fidelity Management & Research
   Class+,#                          will also consider the potential for   Company
                                     capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R).
 High Income Portfolio -- Initial    Seeks a high level of current income,  Fidelity Management & Research
   Class+,#                          while also considering growth of       Company
                                     capital.                               Subadviser: FMR Co., Inc.
 Mid Cap Portfolio -- Service        Seeks long-term growth of capital.     Fidelity Management & Research
   Class 2                                                                  Company
                                                                            Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth       Seeks long-term capital growth.        Franklin Advisers, Inc.
   Securities Fund+
 Templeton Foreign Securities        Seeks long-term capital growth.        Templeton Investment Counsel, LLC
   Fund
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth      Seeks long-term growth of capital.     Goldman Sachs Asset Management,
   Fund                                                                     L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Enterprise Portfolio                Seeks long-term growth of capital.     Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 Legg Mason ClearBridge              Seeks capital appreciation.            Legg Mason Partners Fund Advisor,
   Variable Aggressive Growth                                               LLC
   Portfolio -- Class I                                                     Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge              Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
   Variable Equity Income            Long-term capital appreciation is a    LLC
   Builder Portfolio -- Class II     secondary objective.                   Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge              Seeks long-term capital growth.        Legg Mason Partners Fund Advisor,
   Variable Fundamental All Cap      Current income is a secondary          LLC
   Value Portfolio -- Class I        consideration.                         Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge              Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Variable Large Cap Growth                                                LLC
   Portfolio -- Class I                                                     Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge              Seeks long-term growth of capital.     Legg Mason Partners Fund Advisor,
   Variable Large Cap Value          Current income is a secondary          LLC
   Portfolio -- Class I+             objective.                             Subadviser: ClearBridge Advisors,
                                                                            LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
 Legg Mason Western Asset            Seeks high current income as its       Legg Mason Partners Fund Advisor,
   Variable High Income              primary objective and capital          LLC
   Portfolio                         appreciation as its secondary          Subadvisers: Western Asset
                                     objective.                             Management Company; Western
                                                                            Asset Management Company Limited

                                                 INVESTMENT                             INVESTMENT
         FUNDING OPTION                           OBJECTIVE                         ADVISER/SUBADVISER
---------------------------------- ---------------------------------------- ------------------------------------
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate        Seeks total return through investment    MetLife Advisers, LLC
   Portfolio -- Class A            in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                   both capital appreciation and current    LLC
                                   income.
 Invesco Small Cap Growth          Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio --Class A                                                      Subadviser: Invesco Advisers, Inc.
 Janus Forty Portfolio -- Class A  Seeks capital appreciation.              MetLife Advisers, LLC
                                                                            Subadviser: Janus Capital
                                                                            Management LLC
 Lord Abbett Bond Debenture        Seeks high current income and the        MetLife Advisers, LLC
   Portfolio -- Class A            opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
 MetLife Aggressive Strategy       Seeks growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B
 MFS(R) Emerging Markets Equity    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A+                                                    Subadviser: Massachusetts Financial
                                                                            Services Company
 MFS(R) Emerging Markets Equity    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B                                                     Subadviser: Massachusetts Financial
                                                                            Services Company
 MFS(R) Research International     Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                    Subadviser: Massachusetts Financial
                                                                            Services Company
 Morgan Stanley Mid Cap Growth     Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                    Subadviser: Morgan Stanley
                                                                            Investment Management Inc.
 PIMCO Inflation Protected Bond    Seeks maximum real return,               MetLife Advisers, LLC
   Portfolio -- Class A            consistent with preservation of capital  Subadviser: Pacific Investment
                                   and prudent investment management.       Management Company LLC
 PIMCO Total Return Portfolio --   Seeks maximum total return,              MetLife Advisers, LLC
   Class B                         consistent with the preservation of      Subadviser: Pacific Investment
                                   capital and prudent investment           Management Company LLC
                                   management.
 Pioneer Fund Portfolio --         Seeks reasonable income and capital      MetLife Advisers, LLC
   Class A                         growth.                                  Subadviser: Pioneer Investment
                                                                            Management, Inc.
 Pioneer Strategic Income          Seeks a high level of current income.    MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: Pioneer Investment
                                                                            Management, Inc.
 RCM Technology Portfolio --       Seeks capital appreciation; no           MetLife Advisers, LLC
   Class B+                        consideration is given to income.        Subadviser: RCM Capital
                                                                            Management LLC
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation     MetLife Advisers, LLC
   Portfolio -- Class B            by investing in common stocks            Subadviser: T. Rowe Price
                                   believed to be undervalued. Income       Associates, Inc.
                                   is a secondary objective.
 Third Avenue Small Cap Value      Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class B                                                     Subadviser: Third Avenue
                                                                            Management LLC
 Van Kampen Comstock Portfolio     Seeks capital growth and income.         MetLife Advisers, LLC
   -- Class B                                                               Subadviser: Invesco Advisers, Inc.

                                                    INVESTMENT                             INVESTMENT
          FUNDING OPTION                            OBJECTIVE                           ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- -------------------------------------
METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth         Seeks maximum capital appreciation.       MetLife Advisers, LLC
   Portfolio -- Class D                                                        Subadviser: BlackRock Advisors, LLC
 BlackRock Diversified Portfolio     Seeks high total return while             MetLife Advisers, LLC
   -- Class A                        attempting to limit investment risk       Subadviser: BlackRock Advisors, LLC
                                     and preserve capital.
 BlackRock Legacy Large Cap          Seeks long-term growth of capital.        MetLife Advisers, LLC
   Growth Portfolio -- Class A                                                 Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market              Seeks a high level of current income      MetLife Advisers, LLC
   Portfolio -- Class A              consistent with preservation of capital.  Subadviser: BlackRock Advisors, LLC
 Davis Venture Value Portfolio --    Seeks growth of capital.                  MetLife Advisers, LLC
   Class A                                                                     Subadviser: Davis Selected Advisers,
                                                                               L.P.
 FI Value Leaders Portfolio --       Seeks long-term growth of capital.        MetLife Advisers, LLC
   Class D                                                                     Subadviser: Pyramis Global Advisors,
                                                                               LLC
 Jennison Growth Portfolio --        Seeks long-term growth of capital.        MetLife Advisers, LLC
   Class A+                                                                    Subadviser: Jennison Associates LLC
 MetLife Conservative Allocation     Seeks a high level of current income,     MetLife Advisers, LLC
   Portfolio -- Class B              with growth of capital as a secondary
                                     objective.
 MetLife Conservative to             Seeks high total return in the form of    MetLife Advisers, LLC
   Moderate Allocation Portfolio     income and growth of capital, with a
   -- Class B                        greater emphasis on income.
 MetLife Moderate Allocation         Seeks a balance between a high level      MetLife Advisers, LLC
   Portfolio -- Class B              of current income and growth of
                                     capital, with a greater emphasis on
                                     growth of capital.
 MetLife Moderate to Aggressive      Seeks growth of capital.                  MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MetLife Stock Index Portfolio --    Seeks to track the performance of the     MetLife Advisers, LLC
   Class A                           Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                     Stock Price Index.                        Advisors Company, LLC
 MFS(R) Total Return Portfolio --    Seeks a favorable total return through    MetLife Advisers, LLC
   Class F                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                               Services Company
 MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.               MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
 Oppenheimer Global Equity           Seeks capital appreciation.               MetLife Advisers, LLC
   Portfolio -- Class A+,#                                                     Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity           Seeks capital appreciation.               MetLife Advisers, LLC
   Portfolio -- Class B+                                                       Subadviser: OppenheimerFunds, Inc.
 Russell 2000(R) Index Portfolio --  Seeks to track the performance of the     MetLife Advisers, LLC
   Class A                           Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                               Advisors Company, LLC
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital         MetLife Advisers, LLC
   Portfolio -- Class B              and, secondarily, dividend income.        Subadviser: T. Rowe Price
                                                                               Associates, Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.           MetLife Advisers, LLC
   Portfolio -- Class B                                                        Subadviser: T. Rowe Price
                                                                               Associates, Inc.

                                                INVESTMENT                             INVESTMENT
         FUNDING OPTION                          OBJECTIVE                         ADVISER/SUBADVISER
--------------------------------- ---------------------------------------- ------------------------------------
 Western Asset Management U.S.    Seeks to maximize total return           MetLife Advisers, LLC
   Government Portfolio --        consistent with preservation of capital  Subadviser: Western Asset
   Class A                        and maintenance of liquidity.            Management Company
PIONEER VARIABLE CONTRACTS TRUST
  -- CLASS II
 Pioneer Mid Cap Value VCT        Seeks capital appreciation by            Pioneer Investment Management, Inc.
   Portfolio                      investing in a diversified portfolio of
                                  securities consisting primarily of
                                  common stocks.
THE MERGER FUND VL                Seeks to achieve capital growth by       Westchester Capital Management,
                                  engaging in merger arbitrage.            LLC
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio          Seeks to track the performance of a      The Vanguard Group, Inc.
                                  benchmark index that measures the
                                  investment return of mid-
                                  capitalization stocks.
 Total Stock Market Index         Seeks to track the performance of a      The Vanguard Group, Inc.
   Portfolio                      benchmark index that measures the
                                  investment return of the overall stock
                                  market.

--------------
+   Not available under all Policies. Availability depends on Policy issue date.
# This Portfolio is not available in Metlife Variable Survivorship Life II Policies.

ADDITIONAL INFORMATION REGARDING FUNDS




The following Former Fund was merged with and into the New Fund, and was reorganized into a new trust.

FUND MERGER



           FORMER FUND/TRUST                       NEW FUND/TRUST
 -------------------------------------  --------------------------------------
 MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
   Oppenheimer Capital Appreciation       Jennison Growth Portfolio -- Class A
    Portfolio -- Class A


                     CHARGES AGAINST THE SEPARATE ACCOUNT


We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Third Avenue Small Cap Value Portfolio (Class B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Jennison Growth Portfolio (Class A), 0.90% for the Oppenheimer Global Equity Portfolio (Class B), 0.84% for the Van Kampen Comstock Portfolio (Class B), and 1.22% for the RCM Technology Portfolio (Class B).

                                   TRANSFERS
--------------------------------------------------------------------------------

WE HAVE MODIFIED THE FOLLOWING PARAGRAPHS IN THE "MARKET TIMING/EXCESSIVE TRADING" SECTION:

MARKET TIMING/EXCESSIVE TRADING

The Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single policy owner.

You should read the Fund prospectuses for more details.

THE FOLLOWING PARAGRAPH IN THE "TRANSFERS" SECTION HAS BEEN REVISED AS FOLLOWS:

TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. We are currently not enforcing these restrictions although we reserve the right to do so in the future. It is important to note that if we begin enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.


                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.


IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX, FOREIGN OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.


IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                     POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

    . INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

    . INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

    . INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

    .  A definition of a life insurance contract

    .  Diversification requirements for separate account assets

    . Limitations on policy owner's control over the assets in a separate account

    . Guidelines to determine the maximum amount of premium that may be paid into a policy

    .  Limitations on withdrawals from a policy

    . Qualification testing for all life insurance policies that have cash value features.

                           TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under
SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to
SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                       TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS


Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.


LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.

INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.

                           OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and the estate tax was repealed in 2010 with a modified carryover basis for heirs.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the 2010 Act) has reinstated the estate and generation-skipping taxes through the end of 2012 with lower top rates and larger exemptions.

The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 35%. A special irrevocable election was provided for estates of decedents who died in 2010.

These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.


It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and generation-skipping transfer taxes or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012. Absent Congressional action, the law governing the estate, gift and generation-skipping transfer taxes will revert on January 1, 2013 to the law that was in place on June 7, 2001.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

                              INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                          THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.



Book 45 (48,57,91)  April 30, 2012